UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Controller
Phone:  (212) 537-3605


Signature, Place and Date of Signing:

/s/ Steven Rohlfing         New York, New York            May 13, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total: $517,417
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE


COL 1                  COL 2    COL 3      COL 4            COL 5                 COL 6               COL 7           COL 8

                                                                         INVESTMENT DISCRETION                VOTING AUTHORITY
                                          MARKET                      a)         b)         c)            a)         b)         c)
                       TITLE OF           VALUE     SHRS OR  SH/ PUT/ SOLE       SHARED     SHARED  OTHER SOLE       SHARED     NONE
NAME OF ISSUER         CLASS    CUSIP    (X$1000)   PRN AMT  PRN CALL                       OTHER   MGRS



AT&T Corp              common  0091957109  1,714   3,930,800 SH       3,214,869    715,931          NO    3,214,869    715,931
Providian Financial
  Corp.                common  74406A102   3,187   5,720,100 SH       4,666,086  1,054,014          NO    4,666,086  1,054,014
Loews Corp             common  540424108   5,939     442,800 SH         362,424     80,376          NO      362,424     80,376
Bally Total Fitness
  Hldgs                common  05873K108   3,112   1,052,940 SH         859,624    193,316          NO      859,624    193,316
Fleming Companies
  Inc                  common  339130106   2,411   1,000,500 SH         816,379    184,121          NO      816,379    184,121
White Mountains
  Ins. Grp.            common  G9618E107   8,626      53,926 SH          43,997      9,929          NO       43,997      9,929
GM Hughes Electronic
  Corp.                common  370442832   7,684   1,075,000 SH         876,911    198,089          NO      876,911    198,089
Prudendtial
  Financial Inc        common  744320102   6,953     546,000 SH         445,389    100,611          NO      445,389    100,611
Merrill Lynch &
  Co., Inc             common  590188108   6,614     300,000 SH         244,720     55,280          NO      244,720     55,280
Hewlett-Packard Co     common  428236103   6,191     902,500 SH         736,211    166,289          NO      736,211    166,289
Cablevision Systems
  Corp.                common  12686C109   5,419     453,500 SH         371,540     81,960          NO      371,540     81,960
Davita Inc             common  23918K108   4,706     581,282 SH         477,769    103,513          NO      477,769    103,513
Wells Fargo &
  Company              common  949746101   2,350     250,000 SH         204,131     45,869          NO      204,131     45,869
Goldman Sachs Group    common  38141G104   1,733     130,000 SH         104,300     25,700          NO      104,300     25,700
UST, Inc.              common  902911106   1,687     300,195 SH         254,134     46,061          NO      254,134     46,061
United Rentals Inc     common  911363109   0,992     400,000 SH         326,352     73,648          NO      326,352     73,648
Principal Financial
  Group Inc            common  74251V102   0,525     416,000 SH         340,232     75,768          NO      340,232     75,768
Packaging Corp of
  America              common  695156109   9,747     492,500 SH         401,764     90,736          NO      401,764     90,736
America Online         common  00184A105   9,460     400,000 SH         326,352     73,648          NO      326,352     73,648
Kroger Company         common  501044101   9,196     415,000 SH         341,174     73,826          NO      341,174     73,826
Louisians Pacific
  Corp.                common  546347105   9,188     855,500 SH         697,968    157,532          NO      697,968    157,532
AT & T Wireless
  Group                common  00209A106   8,950   1,000,000 SH         815,694    184,306          NO      815,694    184,306
Federated Department
  Stores               common  31410H101   8,611     210,800 SH         172,406     38,394          NO      172,406     38,394
Reebok International
  Ltd.                 common  758110100   8,412     311,200 SH         255,299     55,901          NO      255,299     55,901
FleetBoston
  Financial Corp.      common  339030108   7,700     220,000 SH         179,494     40,506          NO      179,494     40,506
Chiquita Brands
  International        common  170032809   6,641     402,500 SH         328,391     74,109          NO      328,391     74,109
Encompass Services
  Corp.                common  29255U104   6,578   3,716,336 SH       2,860,509    855,827          NO    2,860,509    855,827
ValueVision
 International Inc.    common  92047K107   6,379     307,400 SH         251,000     56,400          NO      251,000     56,400
Grey Global Group
  Inc.                 common  39787M108   6,352       9,328 SH           7,610      1,718          NO        7,610      1,718
Humana, Inc.           common  444859102   6,089     450,000 SH         367,146     82,854          NO      367,146     82,854
Ocean Energy, Inc.     common  67481E106   6,012     303,800 SH         248,061     55,739          NO      248,061     55,739
Compaq Computer Corp   common  170032809   5,225     500,000 SH         408,384     91,616          NO      408,384     91,616
Lehman Brothers
  Holdings             common  524908100   5,042      78,000 SH          60,772     17,228          NO       60,772     17,228
WR Grace and Co.       common  38388F108   3,990   1,813,656 SH       1,486,222    327,434          NO    1,486,222    327,434
Western Wireless
  Corp.                common  95988E204   3,417     391,000 SH         374,730     16,270          NO      374,730     16,270
Healthsouth Corp.      common  421924101   3,143     219,000 SH         178,678     40,322          NO      178,678     40,322
Dobson Communic'a'     common  256069105   3,100     984,067 SH         802,801    181,266          NO      802,801    181,266
Adelphia
  Communications
  Corp                 common  006848105   3,010     202,000 SH         164,808     37,192          NO      164,808     37,192
Lawson Software        common  520780107   2,880     240,000 SH         195,780     44,220          NO      195,780     44,220
Nextwave Telecom B     common  65332M103   2,550   1,000,000 SH         815,731    184,269          NO      815,731    184,269
Radio Unica
  Communications
  Corp                 common  75040Q106   2,090   1,266,535 SH         957,279    309,256          NO      957,279    309,256
Abercrombie &
  Fitch Co.            common  002896207   1,540      50,000 SH          40,794      9,206          NO       40,794      9,206
Laser Mortgage Mgt.,
  Inc.                 common  51806D100   1,308   1,137,600 SH       1,040,498     97,102          NO    1,040,498     97,102
Readers Digest
  Association          common  755267101   1,121      50,000 SH          40,793      9,207          NO       40,793      9,207
Alcon Inc              common  H10301102   1,100      32,500 SH          32,500          0          NO       32,500          0
Travelers Property
  Casualty Corp        common  89420G109   1,060      53,000 SH          53,000          0          NO       53,000          0
Birmingham Steel
  Corp                 common  091250100   1,001   1,614,300 SH       1,367,954    246,346          NO    1,367,954    246,346
Mpower Holding Corp    common  62473L101      32     800,000 SH         657,682    142,318          NO      657,682    142,318
Telespectrum
  Worldwide            common  87951U109      25   1,489,500 SH       1,251,409    238,091          NO    1,251,409    238,091
Providian Financial
  3.25% Due 8-15-05    cnv     74406AAA0   7,425  11,000,000 PRN      9,384,000  1,616,000          NO    9,384,000  1,616,000
Encompass Services
  Corp 10.5%
  Due 05-01-09         note    29255UAC8   2,970   5,500,000 PRN      4,666,000    834,000          NO    4,666,000    834,000
Providian Financial
  4.0% Due 02-15-21    note    74406AAB8   2,900  10,000,000 PRN      8,484,000  1,516,000          NO    8,484,000  1,516,000
Aames Financial Corp
  9.125%
  Due 11-01-03         cnv     00253AAD3   2,250   3,000,000 PRN      2,320,000    680,000          NO    2,320,000    680,000
Encompass Services
  Corp 10.5%
  Due 05-01-09         note    120114AC7   1,080   2,000,000 PRN      1,698,000    302,000          NO    1,698,000    302,000
                                         517,417





02740.0001 #322987